ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 2,635	$ 4,760
Other comprehensive income (loss)		$ (11)	$ (27)	15	(74)
Ending balance		2,579	4,582	2,579	4,582
Accumulated other comprehensive income (loss)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[1]			(422)	(365)
Other comprehensive income (loss)	[1]			1	(19)
Ending balance	[1]	(421)	(384)	(421)	(384)
Accumulated other comprehensive income (loss) | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(422)	(365)
Other comprehensive income (loss)				1	(19)
Ending balance		(421)	(384)	(421)	(384)
Foreign currency translation | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(547)	(427)
Other comprehensive income (loss)				81	(63)
Ending balance		(466)	(490)	(466)	(490)
Other | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				125	62
Other comprehensive income (loss)				(80)	44
Ending balance		$ 45	$ 106	$ 45	$ 106

[1]	See Note 15 for additional information.